UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut          August    , 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $130,780,648



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-10546                       Addison Clark Capital, L.L.C.
2.      028-10545                       Addison Clark Fund, L.P.
3.      028-10547                       Addison Clark Offshore Fund, Ltd.
----    -------------------             ------------------------------

                                                    FORM 13F INFORMATION TABLE


   COLUMN 1                     COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8

                                TITLE OF               VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      (X$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE      SHARED   NONE
--------------                  -----      -----      --------     -------   ---  ----  ----------  -------  ----      ------   ----

AGERE SYS INC                   COM        00845V308    1,439,988    119,999 SH          Shared     1,2,3      119,999
ARQULE INC                      COM        04269E107    1,617,408    249,600 SH          Shared     1,2,3      249,600
AWARE INC MASS                  COM        05453N100      684,577    106,136 SH          Shared     1,2,3      106,136
CAMECO CORP                     COM        13321L108   14,315,525    319,900 SH          Shared     1,2,3      319,900
CNS INC                         COM        126136100    2,285,000    100,000 SH          Shared     1,2,3      100,000
EL PASO CORP                    COM        28336L109   11,093,760    963,000 SH          Shared     1,2,3      963,000
FORWARD INDS INC NY             COM NEW    349862300      319,800     20,000 SH          Shared     1,2,3       20,000
FREESCALE SEMICONDUCTOR, INC    COM CL A   35687M107   13,656,500    650,000 SH          Shared     1,2,3      650,000
GENESIS MICROCHIP INC DEL       COM        37184C103    1,642,940     89,000 SH          Shared     1,2,3       89,000
GTECH HLDGS CORP                COM        400518106   10,234,000    350,000 SH          Shared     1,2,3      350,000
ITT EDUCATIONAL SERVICES INC    COM        45068B109   13,889,200    260,000 SH          Shared     1,2,3      260,000
LABRANCHE & COM INC             COM        505447102      945,000    150,000 SH          Shared     1,2,3      150,000
LIBERTY MEDIA INTL INC          COM SER A  530719103   10,720,300    230,000 SH          Shared     1,2,3      230,000
M T R GAMING GROUP INC          COM        553769100    6,597,063    566,758 SH          Shared     1,2,3      566,758
MEDIACOM COMMUNICATIONS CORP    COM CL A   58446K105    7,419,600  1,080,000 SH          Shared     1,2,3    1,080,000
MICROMUSE INC                   COM        595094103      282,500     50,000 SH          Shared     1,2,3       50,000
MITCHAM INDS INC                COM        606501104    3,240,450    379,000 SH          Shared     1,2,3      379,000
NOVELL INC                      COM        670006105    8,680,000  1,400,000 SH          Shared     1,2,3    1,400,000
PARADYNE NETWORKS INC           COM        69911G107    1,267,000    700,000 SH          Shared     1,2,3      700,000
PINNACLE ENTMT INC              COM        723456109   15,061,200    770,000 SH          Shared     1,2,3      770,000
ZHONE TECHNOLOGIES INC NEW      COM        98950P108    5,388,837  1,608,608 SH          Shared     1,2,3    1,608,608
                                                      130,780,648










03669.0001 #593075